SHORT-TERM INVESTMENTS (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Investment Holdings [Line Items]
Investment Income, Interest	¥ 26,712	$ 4,124	¥ 23,162	¥ 6,856
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	68,069	$ 10,508	28,458
Loan Receivables From Other Entities [Member]
Investment Holdings [Line Items]
Investment Income, Interest	2,273		91
Loan Receivables From Franchisees [Member]
Investment Holdings [Line Items]
Investment Income, Interest	¥ 1,124		¥ 184
Minimum [Member] | Loan Receivables From Other Entities [Member]
Investment Holdings [Line Items]
Investments Interest Rate	0.00%	0.00%	0.00%
Minimum [Member] | Loan Receivables From Franchisees [Member]
Investment Holdings [Line Items]
Loan To Franchisees Term	2 years	2 years	2 years
Investments Interest Rate	8.00%	8.00%	8.00%
Maximum [Member] | Loan Receivables From Other Entities [Member]
Investment Holdings [Line Items]
Investments Interest Rate	12.00%	12.00%	12.00%
Maximum [Member] | Loan Receivables From Franchisees [Member]
Investment Holdings [Line Items]
Loan To Franchisees Term	3 years	3 years	3 years
Investments Interest Rate	8.50%	8.50%	8.50%
HOMEINNS HOTEL GROUP [Member]
Investment Holdings [Line Items]
American Depositary Shares Acquired During Period | shares	2,282,951	2,282,951
Payments to Acquire Available-for-sale Securities, Total	¥ 434,811
Available-for-sale Securities, Total	506,407
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	¥ 46,617
Percentage Of Equity Interest Acquired	4.70%	4.70%